Pre-payment facility (Narrative) (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 12, 2022
Pre Payment Facility [Abstract]
Pre-payment facility	$ 3.0	$ 3.0
Interest rate	4.75%	6.95%